Other Current Assets	12 Months Ended
Dec. 31, 2018
Current assets
Other Current Assets
Note 5 - Other Current Assets

	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Due from Government institutions	1,442	607
Income tax receivables	453	122
Prepaid expenses	368	561
Deposits for operating leases	193	167
Due from related parties (See Note 17)	133	681
Other	24	1,077

	2,613	3,215